Equity - Mezzanine equity (Details) - USD ($)				12 Months Ended
	May 10, 2019	Jun. 27, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Subsidiary, Sale of Stock [Line Items]
Par value per share				$ 0.01	$ 0.01
Common stock, share price (in dollars per share)				$ 4.6
Aggregate offering price				$ 0	$ 200,000	$ 0
Number of shares into which redeemable shares have been converted	725,000
Private placements | The Purchaser, an unrelated third party
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		350,000	375,000
Par value per share		$ 0.01	$ 0.01
Common stock, share price (in dollars per share)		$ 3.00	$ 2.00
Aggregate offering price		$ 1,050,000	$ 750,000